Post-employment benefits - Assumptions used for defined-benefit obligations in Germany, the United States and the rest of the world (Detail)	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	1.80%	1.50%
Actuarial assumption of expected rates of inflation	2.00%	1.70%
Actuarial assumption of expected rates of salary increases	2.60%	2.50%
Germany [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	1.10%	0.60%
Actuarial assumption of expected rates of inflation	1.80%	1.60%
Actuarial assumption of expected rates of salary increases	2.50%	2.50%
United States of America [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	2.60%	2.30%
Actuarial assumption of expected rates of inflation	2.20%	2.00%
Actuarial assumption of expected rates of salary increases	0.00%	0.00%
Other countries [Member]
Post-employment benefits [Line Items]
Actuarial assumption of discount rates	2.10%	2.20%
Actuarial assumption of expected rates of inflation	2.00%	1.70%
Actuarial assumption of expected rates of salary increases	2.90%	2.70%